SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

11.       SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

On August 23, 2011, 75,000,000 shares of the Company’s restricted common stock, valued at $75,000, were issued in exchange for intangible assets and intellectual property. On December 21, 2011, 30,000,000 shares of the Company’s restricted common stock were returned to treasury and cancelled (Notes 7 and 8).

On August 31, 2012, the Company issued 5,000,000 fully vested shares of the Company’s restricted common stock at a par value of $0.001 per share to a director of the Company for consulting services rendered (Notes 6 and 8). As a result, the Company recorded stock compensation expense of $5,000 when the stock was issued.

On November 28, 2012, the Company issued 3,000,000 fully vested shares of the Company’s restricted common stock at a par value of $0.001 per share to a third party for technical services rendered. As a result, the Company recorded stock compensation expense of $3,000 when the stock was issued (Note 8).